1933 Act File No. 333-08685
1940 Act File No. 811-09152

AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 16, 2018

UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]

Post-Effective Amendment No. 39	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]

Amendment No. 39	[X]

(Check appropriate box or boxes)

Staar Investment Trust
(Exact Name of Registrant as Specified in Its Charter)

120 E. 23rd Street, 5th Floor, New York, New York 10010
(Address and Principal Executive Office)

Registrant's Telephone Number, including Area Code +1 (212) 313-9501

Brett C. Boshco
Staar Investment Trust
120 E. 23rd Street, 5th Floor
New York, NY 10010
(Name and Address of Agent for Service)

With Copies to:

Jana L. Cresswell, Esquire
Stradley Ronon Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, PA 19103

Approximate Date of Proposed Public Offering:

As soon as practicable after the effective date of the Registration Statement.

It is proposed that this filing will become effective: (check appropriate box)

[ ]	immediately upon filing pursuant to paragraph (b)

[X]	on April 30, 2018 pursuant to paragraph (b)

[ ]	60 days after filing pursuant to paragraph (a)(1)

[ ]	on [date] pursuant to paragraph (a)(1)

[ ]	75 days after filing pursuant to paragraph (a)(2)

[ ]	on [date] pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

[X]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

Post-Effective Amendment No. 38 ("PEA 38") to the Registration Statement on Form N-1A for Staar Investment Trust (the "Trust") was filed on February 16, 2018 pursuant to Rule 485(a) under the Securities Act of 1933 (the "Securities Act").  PEA 38 related to the following series of the Trust:  STAAR Investment Trust - Alternative Categories Fund, STAAR Investment Trust - International Fund, STAAR Investment Trust - Smaller Company Stock Fund, STAAR Investment Trust - Larger Company Stock Fund, STAAR Investment Trust - Short Term Bond Fund and STAAR Investment Trust - General Bond Fund.

Pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act, this Post-Effective Amendment No. 39 (the "Amendment") to the Registration Statement on Form N-1A for the Trust is being filed solely for the purpose of designating April 30, 2018 as the new effective date.

This Amendment incorporates by reference the information contained in Parts A, B and C of PEA 38.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933, as amended, and it has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized in the City of New York, and State of New York, on the 16th day of April, 2018.

Staar Investment Trust

By:	/s/ Brett C. Boshco
Brett C. Boshco
Title:	President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dated indicated.

SIGNATURE	TITLE	DATE
/s/ Brett C. Boshco	Trustee, President, and Treasurer	April 16, 2018
Brett C. Boshco

/s/ Robert Weiss*	Trustee	April 16, 2018
Robert Weiss

/s/ Ann Chung*	Trustee	April 16, 2018
Ann Chung

/s/ Shiliang Tang*	Trustee	April 16, 2018
Shiliang Tang

*BY:	/s/ Brett C. Boshco	April 16, 2018
Brett C. Boshco, Attorney-In-Fact

* Robert Weiss, Ann Chung and Shiliang Tang signed this registration statement pursuant to powers of attorney filed with Post-Effective Amendment No. 38, which are incorporated by reference herein.